Finance income and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and finance costs
Foreign exchange gain	$ 10,496	$ 22,162	$ 4,736
Interest and similar income	388	258	884
Interest income from financial assets at fair value through OCI	4,064	2,344	0
Other income	305	0	0
Finance income	15,253	24,764	5,620
Foreign exchange loss	7,492	7,485	14,440
Interest and similar expense	1,718	1,606	1,583
Fair value loss on financial assets at fair value through profit and loss	7,167	998	0
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	2,290	0	0
Other charges	951	242	0
Finance costs	$ 19,618	$ 10,331	$ 16,023